Parent Company Balance Sheets (Details)	Oct. 31, 2025
Parent Company Balance Sheets [Line Items]
Consolidated net assets	25.00%
Subsidiaries [Member]
Parent Company Balance Sheets [Line Items]
Consolidated net assets	25.00%